CONDENSED CONSOLIDATED BALANCE SHEETS	Mar. 31, 2023 USD ($)
Current Assets:
Cash and cash equivalents	$ 773,114
Accounts receivable (includes unbilled receivables of $89,749 and $109,475 as of March 31, 2023 and December 31, 2022, respectively)	533,464
Related party receivables	30,750
Prepaid expenses and other current assets	462,244
Total Current Assets	1,799,572
Capitalized internal-use software, net	1,445,663
Goodwill	1,248,664
Intangible assets, net	238,810
Property and equipment, net	82,109
Held for sale equipment, net	177,910
Operating lease right of use assets	166,024
Other assets	2,066
Total Assets	5,160,818
Current Liabilities:
Accounts payable	1,365,049
Related party payables	311,138
Accrued expenses	1,191,118
Deferred revenue	2,746,969
Income tax payable	21,076
Short-term operating lease liabilities	79,269
Held for sale financial liabilities	177,905
Total Current Liabilities	5,892,524
Warrant liabilities	262,909
Non-convertible notes payable plus accrued interest of $9,904 and $16,458, respectively	907,616
Long-term operating lease liabilities	56,739
Total Liabilities	7,119,788
Commitments
Stockholders' Equity (Deficit):
Series A Preferred Stock $0.01 par value, 2,000,000 shares authorized, no shares issued and outstanding at March 31, 2023 and December 31, 2022	0
Common stock $0.01 par value, 50,000,000 shares authorized, 5,121,607 and 4,910,815 shares issued, and 5,121,607 and 4,854,302 outstanding at March 31, 2023 and December 31, 2022, respectively	51,216
Additional paid-in capital	39,479,741
Accumulated other comprehensive income	195,810
Accumulated deficit	(41,847,176)
Total T Stamp Inc. Stockholders' Equity (Deficit)	(2,120,409)
Noncontrolling interest	161,439
Total Stockholders' Equity (Deficit)	(1,958,970)
Total Liabilities and Stockholders' Equity (Deficit)	$ 5,160,818